Schedule of Investments (unaudited)
December 31, 2024
iShares® India 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Bharat Electronics Ltd.	2,627,145	$8,965,156
Automobiles — 7.3%
Bajaj Auto Ltd.	81,504	8,361,671
Eicher Motors Ltd.	100,845	5,673,920
Hero MotoCorp Ltd.	95,720	4,641,494
Mahindra & Mahindra Ltd.	649,886	22,748,092
Maruti Suzuki India Ltd.	96,665	12,227,493
Tata Motors Ltd.	1,538,666	13,262,006
		66,914,676
Banks — 29.8%
Axis Bank Ltd.	2,093,444	25,958,934
HDFC Bank Ltd.	5,582,148	115,440,539
ICICI Bank Ltd.	5,174,738	77,319,996
IndusInd Bank Ltd.	484,239	5,418,415
Kotak Mahindra Bank Ltd.	1,078,520	22,449,764
State Bank of India	2,825,902	26,181,380
		272,769,028
Chemicals — 1.0%
Asian Paints Ltd.	332,307	8,841,403
Construction & Engineering — 4.0%
Larsen & Toubro Ltd.	864,663	36,345,538
Construction Materials — 2.1%
Grasim Industries Ltd.	272,118	7,751,633
UltraTech Cement Ltd.	83,834	11,166,843
		18,918,476
Consumer Finance — 2.5%
Bajaj Finance Ltd.	205,557	16,345,592
Shriram Finance Ltd.	205,281	6,910,370
		23,255,962
Electric Utilities — 1.3%
Power Grid Corp. of India Ltd.	3,322,688	11,959,388
Financial Services — 0.8%
Bajaj Finserv Ltd.	401,125	7,330,057
Food Products — 1.8%
Britannia Industries Ltd.	86,881	4,829,038
Nestle India Ltd., NVS	263,126	6,662,860
Tata Consumer Products Ltd.	476,729	5,083,935
		16,575,833
Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise Ltd.	74,258	6,318,638
Independent Power and Renewable Electricity Producers — 1.5%
NTPC Ltd.	3,478,242	13,511,922
Insurance — 1.2%
HDFC Life Insurance Co. Ltd.(a)	782,814	5,631,909
SBI Life Insurance Co. Ltd.(a)	327,934	5,314,142
		10,946,051
IT Services — 13.9%
HCL Technologies Ltd.	775,763	17,322,320
Infosys Ltd.	2,643,509	57,907,469
Tata Consultancy Services Ltd.	750,728	35,825,856
Tech Mahindra Ltd.	466,087	9,256,565
Security	Shares	Value
IT Services (continued)
Wipro Ltd.	2,074,874	$7,291,069
		127,603,279
Metals & Mining — 2.7%
Hindalco Industries Ltd.	1,069,048	7,501,871
JSW Steel Ltd.	704,243	7,401,795
Tata Steel Ltd.	6,086,913	9,792,242
		24,695,908
Oil, Gas & Consumable Fuels — 9.9%
Bharat Petroleum Corp. Ltd.	1,428,748	4,858,082
Coal India Ltd.	1,666,388	7,458,434
Oil & Natural Gas Corp. Ltd.	2,850,840	7,957,271
Reliance Industries Ltd.	4,981,381	70,549,317
		90,823,104
Personal Care Products — 1.9%
Hindustan Unilever Ltd.	651,714	17,700,238
Pharmaceuticals — 3.5%
Cipla Ltd.	403,327	7,187,946
Dr Reddy's Laboratories Ltd.	447,311	7,242,612
Sun Pharmaceutical Industries Ltd.	792,909	17,449,440
		31,879,998
Specialty Retail — 1.5%
Trent Ltd.	163,355	13,553,584
Textiles, Apparel & Luxury Goods — 1.2%
Titan Co. Ltd.	304,314	11,536,515
Tobacco — 4.2%
ITC Ltd.	6,824,941	38,481,803
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	182,102	5,366,673
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	541,190	7,762,593
Wireless Telecommunication Services — 4.0%
Bharti Airtel Ltd.	1,968,735	36,452,433
Total Long-Term Investments — 99.2% (Cost: $418,051,323)		908,508,256
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(c)	37,710,000	37,710,000
Total Short-Term Securities — 4.1% (Cost: $37,710,000)		37,710,000
Total Investments — 103.3% (Cost: $455,761,323)		946,218,256
Liabilities in Excess of Other Assets — (3.3)%		(30,517,117)
Net Assets — 100.0%		$915,701,139

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® India 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$16,250,000	$21,460,000 (a)	$—	$—	$—	$37,710,000	37,710,000	$1,255,783	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	111	01/30/25	$5,266	$(54,551)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$908,508,256	$—	$908,508,256
Short-Term Securities
Money Market Funds	37,710,000	—	—	37,710,000
	$37,710,000	$908,508,256	$—	$946,218,256

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® India 50 ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(54,551)	$—	$(54,551)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares